UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6620

        Nuveen Insured California Premium Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            8/31

Date of reporting period:          11/30/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen Insured California Premium Income Municipal Fund, Inc. (NPC) November 30, 2005

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Education and Civic Organizations - 10.5% (7.3% of Total Investments)
$2,000	California Educational Facilities Authority, Revenue Bonds, Santa Clara University, Series 1996,	9/06 at 102.00	AAA	$2,075,700
	5.750%, 9/01/26 - MBIA Insured
2,125	California Educational Facilities Authority, Student Loan Revenue Bonds, Cal Loan Program, Series	3/08 at 102.00	Aaa	2,211,551
	2001A, 5.400%, 3/01/21 (Alternative Minimum Tax) - MBIA Insured
2,500	California State University, Systemwide Revenue Bonds, Series 2004A, 5.000%, 11/01/18 - FSA	5/14 at 100.00	AAA	2,659,675
	Insured
1,500	California State University, Systemwide Revenue Bonds, Series 2005A, 5.000%, 11/01/25 - AMBAC	5/15 at 100.00	AAA	1,570,500
	Insured
2,000	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2002O, 5.125%, 9/01/31 -	9/10 at 101.00	AAA	2,070,300
	FGIC Insured

	Healthcare - 4.7% (3.3% of Total Investments)
3,000	California Health Facilities Financing Authority, Insured Revenue Bonds, Sutter Health, Series	8/08 at 101.00	AAA	3,154,560
	1998A, 5.375%, 8/15/30 - MBIA Insured
1,500	California Statewide Community Development Authority, Certificates of Participation, Sutter Health	8/09 at 101.00	AAA	1,613,055
	Obligated Group, Series 1999, 5.500%, 8/15/19 - FSA Insured

	Housing/Single Family - 0.2% (0.1% of Total Investments)
180	California Housing Finance Agency, Single Family Mortgage Bonds II, Series 1997A-1, 6.000%,	2/07 at 102.00	AAA	185,809
	8/01/20 (Alternative Minimum Tax)- MBIA Insured

	Tax Obligation/General - 28.5% (20.0% of Total Investments)
	Bonita Unified School District, San Diego County, California, General Obligation Bonds, Series
	2004A:
1,890	5.250%, 8/01/23 - MBIA Insured	8/14 at 100.00	AAA	2,034,982
1,250	5.250%, 8/01/25 - MBIA Insured	8/14 at 100.00	AAA	1,342,125
2,000	California, General Obligation Veterans Welfare Bonds, Series 2001BZ, 5.375%, 12/01/24	6/07 at 101.00	AAA	2,026,580
	(Alternative Minimum Tax) - MBIA Insured
	El Segundo Unified School District, Los Angeles County, California, General Obligation Bonds,
	Series 2004:
2,580	5.250%, 9/01/21 - FGIC Insured	9/14 at 100.00	AAA	2,793,237
1,775	5.250%, 9/01/22 - FGIC Insured	9/14 at 100.00	AAA	1,916,290
1,225	Fresno Unified School District, Fresno County, California, General Obligation Refunding Bonds,	2/13 at 103.00	AAA	1,451,552
	Series 1998A, 6.550%, 8/01/20 - MBIA Insured
1,180	Jurupa Unified School District, Riverside County, California, General Obligation Bonds, Series	8/13 at 100.00	AAA	1,245,962
	2004, 5.000%, 8/01/21 - FGIC Insured
1,130	Los Angeles Community College District, Los Angeles County, California, General Obligation Bonds,	8/15 at 100.00	AAA	1,187,867
	Series 2005A, 5.000%, 8/01/24 - FSA Insured
	Oakland Unified School District, Alameda County, California, General Obligation Bonds, Series 2005:
205	5.000%, 8/01/25 - MBIA Insured	8/15 at 100.00	AAA	214,180
215	5.000%, 8/01/26 - MBIA Insured	8/15 at 100.00	AAA	224,456
3,000	Pomona Unified School District, Los Angeles County, California, General Obligation Refunding Bonds,	8/11 at 103.00	AAA	3,515,070
	Series 1997A, 6.500%, 8/01/19 - MBIA Insured
	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Election
	of 1998, Series 2001C:
1,335	5.000%, 7/01/21 - FSA Insured	7/11 at 102.00	AAA	1,442,521
3,500	5.000%, 7/01/22 - FSA Insured	7/11 at 102.00	AAA	3,781,890
4,895	5.000%, 7/01/23 - FSA Insured	7/11 at 102.00	AAA	5,289,243
	San Jose-Evergreen Community College District, Santa Clara County, California, General Obligation
	Bonds, Series 2005A:
165	5.000%, 9/01/25 - MBIA Insured	9/15 at 100.00	AAA	172,971
240	5.000%, 9/01/27 - MBIA Insured	9/15 at 100.00	AAA	250,819

	Tax Obligation/Limited - 24.2% (16.9% of Total Investments)
1,000	Brea and Olinda Unified School District, Orange County, California, Certificates of Participation	8/11 at 101.00	AAA	1,035,310
	Refunding, Series 2002A, 5.125%, 8/01/26 - FSA Insured
	California Infrastructure Economic Development Bank, Revenue Bonds, North County Center for
	Self-Sufficiency Corporation, Series 2004:
1,215	5.000%, 12/01/19 - AMBAC Insured	12/13 at 100.00	AAA	1,277,536
1,615	5.000%, 12/01/21 - AMBAC Insured	12/13 at 100.00	AAA	1,688,079
1,900	Corona-Norco Unified School District, Riverside County, California, Special Tax Bonds, Community	9/12 at 100.00	AAA	1,999,522
	Facilities District 98-1, Series 2002, 5.100%, 9/01/25 - AMBAC Insured
5,000	El Monte, California, Senior Lien Certificates of Participation, Department of Public Services	1/11 at 100.00	AAA	5,167,450
	Facility Phase II, Series 2001, 5.250%, 1/01/34 - AMBAC Insured
150	Hesperia Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2005A, 5.000%,	9/15 at 100.00	AAA	157,977
	9/01/20 - XLCA Insured
1,400	Indian Wells Redevelopment Agency, California, Tax Allocation Bonds, Consolidated Whitewater	9/13 at 100.00	AAA	1,466,290
	Project Area, Series 2003A, 5.000%, 9/01/20 - AMBAC Insured
895	Los Angeles Community Redevelopment Agency, California, Tax Allocation Bonds, Bunker Hill Project,	12/14 at 100.00	AAA	943,070
	Series 2004A, 5.000%, 12/01/20 - FSA Insured
1,000	Los Angeles County Metropolitan Transportation Authority, California, Proposition A First Tier	7/13 at 100.00	AAA	1,061,150
	Senior Sales Tax Revenue Bonds, Series 2003B, 5.000%, 7/01/19 - MBIA Insured
3,000	Los Angeles County Metropolitan Transportation Authority, California, Proposition A First Tier	7/15 at 100.00	AAA	3,140,640
	Senior Sales Tax Revenue Bonds, Series 2005A, 5.000%, 7/01/26 - AMBAC Insured
165	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2005A,	9/15 at 100.00	AAA	167,985
	5.000%, 9/01/35 - XLCA Insured
345	Riverside County Public Financing Authority, California, Tax Allocation Bonds, Multiple Projects,	10/15 at 100.00	AAA	351,828
	Series 2005A, 5.000%, 10/01/35 - XLCA Insured
3,000	Santa Clara County Financing Authority, California, Lease Revenue Bonds, VMC Facility Replacement	11/07 at 102.00	AAA	3,136,740
	Project, Series 1994A, 5.000%, 11/15/22 - AMBAC Insured
2,805	Yucaipa-Calimesa Joint Unified School District, San Bernardino County, California, General	10/11 at 100.00	AAA	2,856,668
	Obligation Refunding Bonds, Series 2001A, 5.000%, 10/01/31 - MBIA Insured

	Transportation - 3.5% (2.4% of Total Investments)
3,400	San Diego Unified Port District, California, Revenue Bonds, Series 2004B, 5.000%, 9/01/29 - MBIA	9/14 at 100.00	AAA	3,503,020
	Insured

	U.S. Guaranteed*** - 43.8% (30.8% of Total Investments)
	California, Various Purpose General Obligation Bonds, Series 2000:
7,995	5.750%, 3/01/22 (Pre-refunded to 3/01/10) - MBIA Insured	3/10 at 101.00	AAA	8,821,283
2,000	5.750%, 3/01/27 (Pre-refunded to 3/01/10) - MBIA Insured	3/10 at 101.00	AAA	2,206,700
2,000	California State Public Works Board, Lease Revenue Bonds, Department of Health Services, Series	11/09 at 101.00	AAA	2,189,720
	1999A, 5.750%, 11/01/24 (Pre-refunded to 11/01/09) - MBIA Insured
2,500	Fresno Unified School District, Fresno County, California, General Obligation Bonds, Series 2001A,	8/09 at 102.00	AAA	2,628,150
	5.125%, 8/01/26 - FSA Insured
6,000	Huntington Park Redevelopment Agency, California, Single Family Residential Mortgage Revenue	No Opt. Call	AAA	8,391,360
	Refunding Bonds, Series 1986A, 8.000%, 12/01/19
2,000	Los Angeles Unified School District, California, General Obligation Bonds, Series 1997A, 5.000%,	7/08 at 102.00	AAA	2,126,240
	7/01/21 (Pre-refunded to 7/01/08) - FGIC Insured
5,135	Palmdale Community Redevelopment Agency, California, Single Family Restructured Mortgage Revenue	No Opt. Call	AAA	6,749,085
	Bonds, Series 1986A, 8.000%, 3/01/16 (Alternative Minimum Tax)
6,220	Riverside County, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage	No Opt. Call	AAA	9,222,829
	Revenue Bonds, Series 1987A, 9.000%, 5/01/21 (Alternative Minimum Tax)
1,485	San Jose, California, Single Family Mortgage Revenue Bonds, Series 1985A, 9.500%, 10/01/13	No Opt. Call	AAA	2,042,929

	Utilities - 3.1% (2.3% of Total Investments)
345	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	AAA	357,023
	9/01/31 - XLCA Insured
2,600	Sacramento Municipal Utility District, California, Electric Revenue Refunding Bonds, Series 2003S,	No Opt. Call	AAA	2,829,268
	5.000%, 11/15/13 - MBIA Insured

	Water and Sewer - 24.1% (16.9% of Total Investments)
5,255	El Dorado Irrigation District, California, Water and Sewer Certificates of Participation, Series	3/13 at 100.00	AAA	5,490,109
	2003A, 5.000%, 3/01/20 - FGIC Insured
1,230	El Dorado Irrigation District, California, Water and Sewer Certificates of Participation, Series	3/14 at 100.00	AAA	1,287,035
	2004A, 5.000%, 3/01/21 - FGIC Insured
1,000	Los Angeles, California, Wastewater System Revenue Bonds, Series 1993D, 4.700%, 11/01/19 - FGIC	5/06 at 100.00	AAA	1,000,330
	Insured
750	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series 2004A,	12/14 at 100.00	AAA	793,725
	5.000%, 12/01/21 - AMBAC Insured
3,400	San Diego Public Facilities Financing Authority, California, Sewerage Revenue Bonds, Series 1997A,	5/07 at 101.00	AAA	3,517,572
	5.250%, 5/15/22 - FGIC Insured
2,150	Santa Clara Valley Water District, California, Water Utility System Revenue Bonds, Series 2000A,	6/10 at 100.00	AAA	2,241,031
	5.125%, 6/01/31 - FGIC Insured
1,310	Santa Fe Springs Public Financing Authority, California, Water Revenue Bonds, Series 2003A,	5/13 at 100.00	AAA	1,360,514
	5.000%, 5/01/33 - MBIA Insured
1,345	West Basin Municipal Water District, California, Revenue Certificates of Participation, Series	8/13 at 100.00	AAA	1,408,121
	2003A, 5.000%, 8/01/20 - MBIA Insured
2,000	Westlands Water District, California, Revenue Certificates of Participation, Series 2005A, 5.000%,	3/15 at 100.00	AAA	2,057,320
	9/01/30 - MBIA Insured
5,000	Wheeler Ridge-Maricopa Water District, Kern County, California, Water Revenue Refunding Bonds,	11/06 at 102.00	AAA	5,210,350
	Series 1996, 5.700%, 11/01/15 - AMBAC Insured

$130,000	Total Long-Term Investments (cost $134,262,557) - 142.6%			144,314,854

	Other Assets Less Liabilities - 1.9%			1,896,911

	Preferred Shares, at Liquidation Value - (44.5)%			(45,000,000)

	Net Assets Applicable to Common Shares - 100%			$101,211,765

All of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S.

Government agency securities, any of which ensure the timely payment of principal and interest.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

**	Ratings: Using the higher of Standard & Poor's or Moody's rating.

***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At November 30, 2005, the cost of investments was $134,171,392.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2005, were as follows:

Gross unrealized:
Appreciation	$10,320,058
Depreciation	(176,596)

Net unrealized appreciation (depreciation) of investments	$10,143,462

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Insured California Premium Income Municipal Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         1/27/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         1/27/06

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date         1/27/06

* Print the name and title of each signing officer under his or her signature.